As filed with the Securities and Exchange Commission on June 24, 1997



                        Registration No. 33-506/811-4420

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                         ------------------------------



                         POST-EFFECTIVE AMENDMENT NO. 4


                                    FORM S-6
                         ------------------------------

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                         ------------------------------

                             WRL SERIES LIFE ACCOUNT
                              (Exact Name of Trust)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)


                               201 Highland Avenue
                              Largo, Florida 33770
          (Complete Address of Depositor's Principal Executive Offices)


                             Thomas E. Pierpan, Esq.
                  Vice President and Associate General Counsel
                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, Florida 33770
                (Name and Complete Address of Agent for Service)

                                   Copies to:

                              Stephen E. Roth, Esq.
                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                         ------------------------------



It is proposed that this filing will become effective (check appropriate space):

 X  immediately upon filing pursuant to paragraph (b) of Rule 485 on  DATE , pursuant to paragraph (b) of Rule 485

     60 days after filing pursuant to paragraph (a) of Rule 485

     on     DATE      , pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2, the Registrant has chosen to register an indefinite amount of the securities being offered. The Rule 24f-2 notice for Registrant's most recent fiscal year was filed on February 21, 1997.

                             WRL Series Life Account
                              The Equity Protector


This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 3 to its Registration Statement on Form S-6 of the WRL Series Life Account filed May 1, 1989 (File Nos. 33-506, 811-4420), is incorporated by reference herein in its entirety.

The following undertaking is added to Part II, Undertaking to File Reports:

     Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

In addition, the Power of Attorney of Lyman H. Treadway is incorporated by reference to Exhibit 10(b) to Post-Effective Amendment No. 13 to the Form S-6 Registration Statement filed December 29, 1994 (File No. 33-5143); and the Power of Attorney of James R. Walker is incorporated by reference to Exhibit 10(c) to Post-Effective Amendment No. 13 to the Form S-6 Registration Statement filed December 24, 1996 (File No.
33-31140).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, WRL Series Life Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Largo, County of Pinellas, Florida on this 23rd day of June, 1997.


(SEAL)                                  WRL SERIES LIFE ACCOUNT
                                        -----------------------
                                        Registrant


                                        WESTERN RESERVE LIFE
                                        ASSURANCE CO. OF OHIO
                                        ---------------------
                                        Depositor
ATTEST:



  /s/ Thomas E. Pierpan                 By:  /s/ John R. Kenney
Thomas E. Pierpan                       John R. Kenney
Vice President and                      Chairman of the Board,
Associate General Counsel               Chief Executive Officer
                                        and President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature and Title                                      Date


/s/ John R. Kenney                                         June 23, 1997
-----------------------------
John R. Kenney, Chairman of the
Board, Chief Executive Officer
and President


/s/ Allan J. Hamilton                                      June 23, 1997
------------------------------
Allan J. Hamilton, Vice President,
Treasurer and Controller


/s/ Alan M. Yaeger                                         June 23, 1997
-----------------------------
Alan M. Yaeger, Executive Vice
President, Actuary and
Chief Financial Officer*


*Principal Financial Officer




/s/ Kenneth P. Beil                                        June 23, 1997
---------------------------
Kenneth P. Beil
Vice President & Principal
Accounting Officer**


/s/ Patrick S. Baird                                       June 23, 1997
Patrick S. Baird, Director ***/


/s/ Lyman H. Treadway                                      June 23, 1997
Lyman H. Treadway, Director ***/


/s/ Jack E. Zimmerman                                      June 23, 1997
Jack E. Zimmerman, Director ***/


/s/  James R. Walker                                       June 23, 1997
James R. Walker, Director  ***/


**Principal Accounting Officer



***/  /s/ Thomas E. Pierpan
     Signed by: Thomas E. Pierpan
          as Attorney-in-fact